UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Steven I. Koszalka

American Funds Mortgage Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Mortgage Fund®
Investment portfolio
November 30, 2016
unaudited
Bonds, notes & other debt instruments 91.55% Mortgage-backed obligations 54.97% Federal agency mortgage-backed obligations 52.46%	Principal amount (000)	Value (000)
Fannie Mae 3.189% 2017[1]	$161	$162
Fannie Mae 2.50% 2033[1]	2,813	2,758
Fannie Mae 2.50% 2033[1]	849	841
Fannie Mae 3.00% 2033[1]	826	826
Fannie Mae 3.50% 2034[1]	31,052	32,229
Fannie Mae 3.50% 2035[1]	26,969	28,039
Fannie Mae 3.50% 2035[1]	18,255	18,907
Fannie Mae 3.50% 2036[1]	25,049	25,944
Fannie Mae 3.50% 2036[1]	10,169	10,535
Fannie Mae 3.50% 2036[1]	6,093	6,324
Fannie Mae 4.00% 2036[1]	22,583	24,020
Fannie Mae 4.00% 2036[1]	11,019	11,720
Fannie Mae 4.00% 2036[1]	10,384	11,065
Fannie Mae 4.00% 2036[1]	8,433	8,986
Fannie Mae 4.00% 2036[1]	8,172	8,620
Fannie Mae 4.00% 2036[1]	5,318	5,667
Fannie Mae 4.00% 2036[1]	4,735	5,052
Fannie Mae 4.00% 2036[1]	2,431	2,594
Fannie Mae 4.00% 2036[1]	1,066	1,134
Fannie Mae 5.00% 2040[1]	1,041	1,111
Fannie Mae 2.275% 2043[1]	198	186
Fannie Mae 2.275% 2043[1]	129	121
Fannie Mae 2.275% 2043[1]	112	105
Fannie Mae 2.275% 2043[1]	87	82
Fannie Mae 2.525% 2043[1]	225	216
Fannie Mae 2.525% 2043[1]	180	172
Fannie Mae 2.525% 2043[1]	161	154
Fannie Mae 2.525% 2043[1]	148	142
Fannie Mae 2.525% 2043[1]	146	140
Fannie Mae 2.525% 2043[1]	136	130
Fannie Mae 2.525% 2043[1]	133	127
Fannie Mae 2.525% 2043[1]	124	119
Fannie Mae 2.525% 2043[1]	106	102
Fannie Mae 2.525% 2043[1]	106	101
Fannie Mae 2.525% 2043[1]	100	96
Fannie Mae 2.525% 2043[1]	89	85
Fannie Mae 2.525% 2043[1]	85	81
Fannie Mae 2.525% 2043[1]	84	81
Fannie Mae 2.525% 2043[1]	84	80
Fannie Mae 2.525% 2043[1]	71	68
Fannie Mae 2.525% 2043[1]	71	68
Fannie Mae 2.775% 2043[1]	557	545
Fannie Mae 2.775% 2043[1]	395	386
Fannie Mae 2.775% 2043[1]	373	365
Fannie Mae 2.775% 2043[1]	324	317
Fannie Mae 2.775% 2043[1]	292	285
American Funds Mortgage Fund — Page 1 of 10

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.775% 2043[1]	$233	$227
Fannie Mae 2.775% 2043[1]	221	216
Fannie Mae 2.775% 2043[1]	134	131
Fannie Mae 2.775% 2043[1]	133	130
Fannie Mae 2.775% 2043[1]	133	130
Fannie Mae 2.775% 2043[1]	125	122
Fannie Mae 2.775% 2043[1]	119	116
Fannie Mae 2.775% 2043[1]	111	108
Fannie Mae 2.775% 2043[1]	109	106
Fannie Mae 2.775% 2043[1]	104	102
Fannie Mae 2.775% 2043[1]	58	56
Fannie Mae 2.775% 2043[1]	48	47
Fannie Mae 3.025% 2043[1]	359	358
Fannie Mae 3.025% 2043[1]	219	218
Fannie Mae 3.025% 2043[1]	198	198
Fannie Mae 3.025% 2043[1]	175	174
Fannie Mae 3.025% 2043[1]	141	141
Fannie Mae 3.025% 2043[1]	116	115
Fannie Mae 3.025% 2043[1]	112	112
Fannie Mae 3.025% 2043[1]	103	102
Fannie Mae 3.025% 2043[1]	92	91
Fannie Mae 3.025% 2043[1]	91	91
Fannie Mae 3.025% 2043[1]	90	89
Fannie Mae 3.025% 2043[1]	87	87
Fannie Mae 3.025% 2043[1]	80	80
Fannie Mae 3.025% 2043[1]	46	46
Fannie Mae 3.275% 2043[1]	222	225
Fannie Mae 3.275% 2043[1]	165	168
Fannie Mae 3.275% 2043[1]	131	133
Fannie Mae 3.275% 2043[1]	123	125
Fannie Mae 3.275% 2043[1]	75	76
Fannie Mae 3.275% 2043[1]	63	64
Fannie Mae 3.275% 2043[1]	34	34
Fannie Mae 4.00% 2043[1]	8,147	8,631
Fannie Mae 4.00% 2045[1]	14,439	15,290
Fannie Mae 3.00% 2046[1]	135,000	134,449
Fannie Mae 3.00% 2046[1,2]	84,500	84,058
Fannie Mae 3.50% 2046[1]	53,244	54,164
Fannie Mae 3.50% 2046[1]	24,707	25,119
Fannie Mae 3.50% 2046[1]	21,494	22,169
Fannie Mae 3.50% 2046[1]	4,846	4,929
Fannie Mae 4.00% 2046[1,2]	167,200	175,909
Fannie Mae 4.00% 2046[1]	9,365	9,722
Fannie Mae 4.00% 2046[1]	5,584	5,796
Fannie Mae 4.00% 2046[1]	5,182	5,379
Fannie Mae 4.00% 2046[1]	4,603	4,779
Fannie Mae 4.00% 2046[1]	4,094	4,250
Fannie Mae 4.00% 2046[1]	3,206	3,324
Fannie Mae 4.00% 2046[1]	2,137	2,219
Fannie Mae 4.00% 2046[1]	1,936	2,010
Fannie Mae 4.00% 2046[1]	931	967
Fannie Mae 4.50% 2046[1]	10,165	10,982
Fannie Mae 4.50% 2046[1]	8,618	9,311
Fannie Mae 3.50% 2053[1]	2,333	2,352
American Funds Mortgage Fund — Page 2 of 10

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2035[1]	$87,169	$90,313
Freddie Mac 3.50% 2035[1]	15,264	15,817
Freddie Mac 3.50% 2035[1]	9,777	10,131
Freddie Mac 3.50% 2035[1]	8,735	9,035
Freddie Mac 3.50% 2035[1]	7,868	8,152
Freddie Mac 3.50% 2036[1]	3,954	4,111
Freddie Mac 4.00% 2036[1]	3,042	3,234
Freddie Mac 4.00% 2036[1]	2,023	2,151
Freddie Mac 4.00% 2036[1]	1,591	1,691
Freddie Mac 6.00% 2038[1]	215	244
Freddie Mac 4.00% 2041[1]	378	398
Freddie Mac 3.50% 2045[1]	35,129	36,340
Freddie Mac 4.00% 2045[1]	17,694	18,364
Freddie Mac 3.50% 2046[1]	51,450	52,424
Freddie Mac 3.50% 2046[1]	531	541
Freddie Mac 4.00% 2046[1]	44,121	46,691
Freddie Mac 4.00% 2046[1]	37,159	38,589
Freddie Mac 4.00% 2046[1,2]	27,800	29,218
Freddie Mac 4.00% 2046[1]	15,734	16,329
Freddie Mac 4.00% 2046[1]	6,755	7,110
Freddie Mac 4.00% 2046[1]	5,667	5,886
Freddie Mac 4.00% 2046[1]	4,579	4,846
Freddie Mac 4.00% 2046[1]	3,603	3,736
Freddie Mac 4.00% 2046[1]	1,292	1,339
Freddie Mac 4.00% 2046[1]	1,139	1,182
Freddie Mac 4.50% 2046[1]	14,320	15,452
Freddie Mac 4.50% 2046[1]	9,339	10,077
Freddie Mac 4.50% 2046[1]	8,403	9,097
Freddie Mac 4.50% 2046[1]	7,045	7,599
Freddie Mac 4.50% 2046[1]	2,089	2,254
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[1]	480	484
Government National Mortgage Assn. 4.00% 2032[1]	1,070	1,144
Government National Mortgage Assn. 4.00% 2032[1]	763	817
Government National Mortgage Assn. 6.50% 2032[1]	1,546	1,753
Government National Mortgage Assn. 3.75% 2034[1]	1,480	1,569
Government National Mortgage Assn. 4.25% 2034[1]	1,296	1,398
Government National Mortgage Assn. 3.25% 2035[1]	3,434	3,558
Government National Mortgage Assn. 3.25% 2035[1]	2,067	2,141
Government National Mortgage Assn. 3.25% 2035[1]	1,895	1,966
Government National Mortgage Assn. 3.25% 2035[1]	1,819	1,885
Government National Mortgage Assn. 5.00% 2035[1]	837	912
Government National Mortgage Assn. 3.75% 2037[1]	656	695
Government National Mortgage Assn. 6.50% 2038[1]	519	588
Government National Mortgage Assn. 6.50% 2038[1]	263	297
Government National Mortgage Assn. 6.50% 2038[1]	59	62
Government National Mortgage Assn. 6.00% 2039[1]	4,689	5,386
Government National Mortgage Assn. 3.25% 2040[1]	1,334	1,384
Government National Mortgage Assn. 3.25% 2040[1]	1,194	1,237
Government National Mortgage Assn. 3.25% 2040[1]	1,067	1,106
Government National Mortgage Assn. 5.00% 2040[1]	513	554
Government National Mortgage Assn. 5.50% 2040[1]	4,804	5,424
Government National Mortgage Assn. 4.00% 2041[1]	1,262	1,300
Government National Mortgage Assn. 4.50% 2041[1]	2,073	2,230
Government National Mortgage Assn. 4.50% 2041[1]	1,415	1,483
American Funds Mortgage Fund — Page 3 of 10

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 2041[1]	$1,150	$1,205
Government National Mortgage Assn. 4.50% 2041[1]	802	861
Government National Mortgage Assn. 4.50% 2041[1]	662	710
Government National Mortgage Assn. 5.00% 2041[1]	6,779	7,319
Government National Mortgage Assn. 5.00% 2041[1]	3,409	3,681
Government National Mortgage Assn. 5.00% 2041[1]	1,337	1,403
Government National Mortgage Assn. 6.50% 2041[1]	572	658
Government National Mortgage Assn. 2.75% 2042[1]	735	729
Government National Mortgage Assn. 2.75% 2042[1]	677	671
Government National Mortgage Assn. 2.75% 2042[1]	506	503
Government National Mortgage Assn. 2.75% 2042[1]	444	441
Government National Mortgage Assn. 2.75% 2042[1]	329	326
Government National Mortgage Assn. 2.75% 2042[1]	300	297
Government National Mortgage Assn. 2.75% 2042[1]	73	73
Government National Mortgage Assn. 3.50% 2042[1]	758	802
Government National Mortgage Assn. 3.50% 2042[1]	702	743
Government National Mortgage Assn. 4.00% 2042[1]	1,147	1,226
Government National Mortgage Assn. 4.00% 2042[1]	858	912
Government National Mortgage Assn. 4.00% 2042[1]	794	850
Government National Mortgage Assn. 4.50% 2042[1]	1,787	1,917
Government National Mortgage Assn. 3.50% 2043[1]	1,164	1,219
Government National Mortgage Assn. 3.50% 2043[1]	1,107	1,153
Government National Mortgage Assn. 4.00% 2043[1]	1,185	1,228
Government National Mortgage Assn. 3.75% 2044[1]	1,878	1,989
Government National Mortgage Assn. 4.25% 2044[1]	1,172	1,275
Government National Mortgage Assn. 4.50% 2045[1]	57,998	62,218
Government National Mortgage Assn. 4.50% 2045[1]	11,059	11,864
Government National Mortgage Assn. 4.50% 2045[1]	2,499	2,681
Government National Mortgage Assn. 4.50% 2045[1]	428	460
Government National Mortgage Assn. 4.50% 2045[1]	256	275
Government National Mortgage Assn. 4.50% 2045[1]	245	263
Government National Mortgage Assn. 4.00% 2046[1]	14,546	14,999
Government National Mortgage Assn. 4.00% 2046[1]	10,469	10,792
Government National Mortgage Assn. 4.802% 2061[1]	343	353
Government National Mortgage Assn. 5.169% 2062[1]	316	329
Government National Mortgage Assn. 5.392% 2064[1]	279	284
Government National Mortgage Assn. 4.861% 2065[1]	3,093	3,230
Government National Mortgage Assn. 4.761% 2066[1]	1,278	1,325
Government National Mortgage Assn. 5.176% 2066[1]	823	863
Government National Mortgage Assn., Series 2011-H02, Class BA, 4.45% 2061[1,3]	395	405
Government National Mortgage Assn., Series 2016-H04, Class CI, interest only, 2.60% 2062[1,3]	27,031	1,011
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.762% 2066[1,3]	130,283	2,751
		1,438,933
Collateralized mortgage-backed (privately originated) 1.63%
Mortgage Repurchase Agreement Financing Trust, Series 2016-3, Class A1, 1.00% 2018[1,3,4,5]	11,700	11,709
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 2026[1,5]	3,501	3,509
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[1,4,5]	2,211	2,216
Station Place Securitization Trust, Series 2016-3, Class A, 1.692% 2048[1,3,4,5]	11,000	11,000
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25% 2055[1,3,5]	3,935	3,921
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[1,3,5]	12,577	12,504
		44,859
American Funds Mortgage Fund — Page 4 of 10

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities 0.88%	Principal amount (000)	Value (000)
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A1A, 5.71% 2042[1,3]	$800	$822
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.386% 2031[1,3,5]	2,319	2,320
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A1A, 5.988% 2045[1,3]	6,796	6,869
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43% 2040[1]	7,225	7,254
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A1A, 5.823% 2042[1,3]	697	707
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2, 2.113% 2063[1]	2,895	2,906
WF-RBS Commercial Mortgage Trust, Series 2013-C18, Class ASB, 3.676% 2046[1]	3,000	3,162
		24,040
Total mortgage-backed obligations		1,507,832
Federal agency bonds & notes 15.51%
Fannie Mae 0.875% 2019	30,000	29,611
Fannie Mae 1.00% 2019	85,000	84,614
Fannie Mae 1.00% 2019	80,500	79,687
Fannie Mae 1.375% 2021	105,000	102,421
Freddie Mac 0.875% 2018	85,000	84,591
Freddie Mac 0.875% 2019	45,000	44,464
		425,388
U.S. Treasury bonds & notes 14.49% U.S. Treasury inflation-protected securities 10.97%
U.S. Treasury Inflation-Protected Security 0.125% 2022[6]	2,383	2,394
U.S. Treasury Inflation-Protected Security 0.125% 2023[6]	5,459	5,431
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	12,454	12,269
U.S. Treasury Inflation-Protected Security 0.375% 2025[6,7]	56,702	56,601
U.S. Treasury Inflation-Protected Security 2.375% 2025[6]	30,097	34,727
U.S. Treasury Inflation-Protected Security 0.625% 2026[6,7]	36,118	36,655
U.S. Treasury Inflation-Protected Security 2.00% 2026[6]	47,801	54,181
U.S. Treasury Inflation-Protected Security 2.125% 2041[6]	529	669
U.S. Treasury Inflation-Protected Security 0.75% 2042[6]	32,388	31,191
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	39,978	44,349
U.S. Treasury Inflation-Protected Security 1.00% 2046[6]	21,946	22,500
		300,967
U.S. Treasury 3.52%
U.S. Treasury 0.875% 2017	18,000	18,018
U.S. Treasury 0.875% 2017	17,000	17,013
U.S. Treasury 2.125% 2022	46,000	46,078
U.S. Treasury 2.875% 2045	7,575	7,324
U.S. Treasury 2.50% 2046	9,000	8,030
		96,463
Total U.S. Treasury bonds & notes		397,430
Asset-backed obligations 6.58%
Aesop Funding LLC, Series 2012-2A, Class A, 2.802% 2018[1,5]	6,120	6,140
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[1,5]	5,200	5,209
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class C, 2.72% 2019[1]	1,750	1,764
Ares CLO Ltd., Series 2012-3A, Class AR, CLO, 1.768% 2024[1,3,5]	10,500	10,500
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[1,5]	765	768
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[1,5]	390	391
Babson CLO Ltd., Series 2012-2A, Class A1R, CLO, 2.146% 2023[1,3,5]	4,662	4,663
Black Diamond CLO Ltd., Series 2006-1A, Class AD, CLO, 1.137% 2019[1,3,5]	417	417
American Funds Mortgage Fund — Page 5 of 10

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.131% 2020[1,3,4,5]	$5,788	$5,410
Citi Held For Issuance, Series 2015-PM2, Class A, 2.35% 2022[1,5]	1,445	1,444
Citi Held For Issuance, Series 2015-PM3, Class A, 2.56% 2022[1,5]	1,413	1,412
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[1,5]	1,537	1,538
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 2019[1,5]	4,487	4,494
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[1,5]	2,873	2,872
CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25% 2019[1,5]	5,017	5,040
CPS Auto Receivables Trust, Series 2016-D, Class A, 1.50% 2020[1,5]	3,924	3,919
Drive Auto Receivables Trust, Series 2016-BA, Class A2, 1.38% 2018[1,5]	2,195	2,195
Drive Auto Receivables Trust, Series 2016-CA, Class A2, 1.41% 2019[1,5]	8,750	8,751
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 2019[1,5]	4,187	4,195
Drive Auto Receivables Trust, Series 2016-AA, Class B, 3.17% 2020[1,5]	2,000	2,019
Drivetime Auto Owner Trust, Series 2015-3A, Class A, 1.66% 2019[1,5]	1,095	1,096
Dryden Senior Loan Fund, Series 2012-23RA, Class A1R, CLO, 2.13% 2023[1,3,5]	3,515	3,515
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 2.35% 2020[1,5]	2,565	2,565
Finn Square CLO Ltd., Series 2012-1A, Class A1R, CLO, 2.052% 2023[1,3,5]	3,200	3,200
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,5]	20,640	20,609
Magnetite CLO Ltd., Series 2012-6A, Class AR, 2.10% 2023[1,3,5]	6,740	6,734
Marine Park CLO Ltd., Series 2012-1A, Class A1AR, CLO, 2.189% 2023[1,3,5]	14,000	13,992
MarketPlace Loan Trust, Series 2015-AV1, Class A, 4.00% 2021[1,4,5]	299	299
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 2.151% 2023[1,3,5]	2,924	2,924
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 2.168% 2025[1,3,5]	9,400	9,373
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2A, 1.12% 2018[1]	869	869
Santander Drive Auto Receivables Trust, Series 2012-AA, Class C, 1.78% 2018[1,5]	851	852
Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.70% 2018[1]	729	730
Santander Drive Auto Receivables Trust, Series 2015-1, Class B, 1.97% 2019[1]	4,130	4,147
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[1]	6,000	6,015
Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13% 2020[1]	1,265	1,271
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[1]	11,153	11,205
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 2020[1]	11,420	11,530
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[1]	1,030	1,037
Westlake Automobile Receivables Trust, Series 2016-3, Class A2, 1.42% 2019[1,5]	5,200	5,199
		180,303
Total bonds, notes & other debt instruments (cost: $2,524,539,000)		2,510,953
Short-term securities 17.25%
Federal Home Loan Bank 0.29%–0.53% due 12/7/2016–3/1/2017	272,700	272,588
Freddie Mac 0.49% due 5/3/2017	114,500	114,213
National Rural Utilities Cooperative Finance Corp. 0.45% due 12/16/2016	17,600	17,597
Wal-Mart Stores, Inc. 0.40% due 12/12/2016[5]	68,800	68,792
Total short-term securities (cost: $473,266,000)		473,190
Total investment securities 108.80% (cost: $2,997,805,000)		2,984,143
Other assets less liabilities (8.80)%		(241,259)
Net assets 100.00%		$2,742,884
American Funds Mortgage Fund — Page 6 of 10

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $2,141,042,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 11/30/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.515%	6/4/2019	$40,000	$87
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	18,150	161
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	11,300	102
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	4,550	41
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	18,000	133
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	24,000	216
Receive	LCH	3-month USD-LIBOR	1.7255	8/19/2019	95,000	658
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	75,000	904
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	30,000	227
Receive	LCH	3-month USD-LIBOR	1.655	2/11/2020	75,000	237
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	15,000	96
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	40,000	306
Receive	LCH	3-month USD-LIBOR	1.8445	6/16/2020	40,000	321
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	40,000	341
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	5,000	45
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	6,000	30
Pay	LCH	3-month USD-LIBOR	1.217	9/22/2021	70,000	1,877
Pay	LCH	3-month USD-LIBOR	1.225	9/22/2021	70,000	1,851
Pay	LCH	3-month USD-LIBOR	1.2255	9/23/2021	150,800	3,989
Pay	LCH	3-month USD-LIBOR	1.225	9/23/2021	109,200	2,892
Pay	LCH	3-month USD-LIBOR	1.2796	10/11/2021	136,000	3,321
Pay	LCH	3-month USD-LIBOR	1.785	3/27/2022	35,000	121
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	4,000	(192)
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	16,000	(708)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	11,000	(1,966)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	7,000	(1,059)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	6,000	(947)
Pay	LCH	3-month USD-LIBOR	3.2265	9/25/2044	12,500	(1,947)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	16,500	(754)
Pay	LCH	3-month USD-LIBOR	2.4945	1/9/2045	7,000	(7)
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	7,000	53
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	10,000	(74)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	15,000	(82)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	16,000	(142)
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	6,600	(115)
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	6,525	(224)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	13,350	(108)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	13,500	(294)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	10,000	179
Pay	LCH	3-month USD-LIBOR	2.33725	2/1/2046	25,000	842
Pay	LCH	3-month USD-LIBOR	1.991	6/13/2046	6,000	662
Pay	LCH	3-month USD-LIBOR	1.9905	6/13/2046	4,000	442
Pay	LCH	3-month USD-LIBOR	1.7985	6/30/2046	12,000	1,833
						$13,348
American Funds Mortgage Fund — Page 7 of 10

unaudited
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $1,050,015,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 11/30/2016 (000)
10 Year U.S. Treasury Note Futures	CME	Short	1,294	March 2017	$161,475	$352
10 Year Ultra U.S. Treasury Note Futures	CME	Short	319	March 2017	42,989	103
20 Year U.S. Treasury Bond Futures	CME	Long	83	March 2017	12,644	(88)
5 Year U.S. Treasury Note Futures	CME	Long	12,540	April 2017	1,482,255	(4,494)
2 Year U.S. Treasury Note Futures	CME	Long	836	April 2017	181,299	(44)
						$(4,171)

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $30,634,000, which represented 1.12% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $257,706,000, which represented 9.40% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	A portion of this security was pledged as collateral. The total value of pledged collateral was $56,172,000, which represented 2.05% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
American Funds Mortgage Fund — Page 8 of 10

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$1,507,832	$—	$1,507,832
Federal agency bonds & notes	—	425,388	—	425,388
U.S. Treasury bonds & notes	—	397,430	—	397,430
Asset-backed obligations	—	174,893	5,410	180,303
Short-term securities	—	473,190	—	473,190
Total	$—	$2,978,733	$5,410	$2,984,143

American Funds Mortgage Fund — Page 9 of 10

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$21,967	$—	$21,967
Unrealized appreciation on futures contracts	455	—	—	455
Liabilities:
Unrealized depreciation on interest rate swaps	—	(8,619)	—	(8,619)
Unrealized depreciation on futures contracts	(4,626)	—	—	(4,626)
Total	$(4,171)	$13,348	$—	$9,177
*	Interest rate swaps and futures contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$10,445
Gross unrealized depreciation on investment securities	(27,634)
Net unrealized depreciation on investment securities	(17,189)
Cost of investment securities	3,001,332

Key to abbreviations
CLO = Collateralized Loan Obligations
CME = CME Group Inc.
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-042-0117O-S54055	American Funds Mortgage Fund — Page 10 of 10

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By /s/ David J. Betanzos
David J. Betanzos, President and Principal Executive Officer

Date: January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David J. Betanzos
David J. Betanzos, President and Principal Executive Officer

Date: January 27, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 27, 2017